Other financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities
Total	£ 49,107	£ 49,326
MRELs
Disclosure of financial liabilities
Total	22,265	23,422
Other medium term notes
Disclosure of financial liabilities
Total	16,419	12,430
Commercial paper and certificates of deposit
Disclosure of financial liabilities
Total	5,672	9,153
Covered bonds
Disclosure of financial liabilities
Total	2,842	2,886
Securitisation
Disclosure of financial liabilities
Total	859	867
Financial liabilities at fair value through profit or loss | Customer accounts
Disclosure of financial liabilities
Total	£ 1,050	£ 568